Real Estate Securities Fund
GuideStone Funds Real Estate Securities Fund
Investment Objective
The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Securities Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses Real Estate Securities Fund		Institutional Class	Investor Class
Management fee		0.73%	0.73%
Other expenses		0.18%	0.45%
Acquired Fund fees & expenses		0.01%	0.01%
Total annual operating expenses		0.92%	1.19%
Fee waiver & expense reimbursement	[1]	none	(0.06%)
Total annual operating expenses	[2][3]	0.92%	1.13%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.12% for the Investor Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The "Fee waiver & expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for the Investor Class due to indirect fees and expenses associated with investments in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	(after fee waiver & expense reimbursement)
[3]	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Real Estate Securities Fund (USD $)	Institutional Class	Investor Class
1 Year	94	115
3 Years	293	372
5 Years	509	649
10 Years	1,131	1,438

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities of real estate investment trusts ("REITs") and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
  A Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.
  The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of REITs and other real estate related companies located in emerging markets.
  The Fund is non-diversified and will invest primarily in equity REITs, including, but not limited to, mortgage and hybrid REITs, but, in changing market conditions, may invest in other types of REITs.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers use different investment techniques to identify securities that they each believe would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
  The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.
  In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
  The Fund is subject to interest rate risk, which is the risk that REITs and other real estate related company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.
  Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
  Small-sized companies have historically been more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  The Fund is "non-diversified," meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue their investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies of the Investor Class shares of the Fund can be found in the section entitled “Related Performance Information” beginning on page 175. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return years ended 12/31
[1]	Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

Best Quarter: 32.06% 9/2009	Worst Quarter: (39.93)% 12/2008

Average Annual Total Returns as of 12/31/14
Average Annual Total Returns Real Estate Securities Fund		One Year	Five Years	Since Inception	Inception Date
Investor Class	[1]	16.13%	14.04%	3.03%	Dec. 29, 2006
Investor Class after taxes on distributions	[1][2]	13.76%	12.33%	1.39%	Dec. 29, 2006
Investor Class after taxes on distributions and sale of Fund shares	[1][2]	9.61%	10.67%	1.78%	Dec. 29, 2006
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	[1]	15.02%	11.26%	2.57%	Dec. 29, 2006
[1]	Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").